Inventories	12 Months Ended
Apr. 30, 2021
Classes of current inventories [abstract]
Inventories	6. Inventories During the year ended April 30, 2021, the Company acquired 348,068 pounds of U3O8 at a price of $35.62 (US$28.73) per pound.